Investment Objectives and Goals	Dec. 08, 2025
Westwood Enhanced Income Opportunity ETF
Prospectus [Line Items]
Risk/Return [Heading]	WESTWOOD ENHANCED INCOME OPPORTUNITY ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The primary investment objective of the Westwood Enhanced Income Opportunity ETF (the “Fund”) is to provide current income.
Objective, Secondary [Text Block]	A secondary investment objective of the Fund is to provide the opportunity for long-term capital appreciation.
Westwood Enhanced Multi-Asset Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	WESTWOOD ENHANCED MULTI-ASSET INCOME ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The primary investment objective of the Westwood Enhanced Multi-Asset Income ETF (the “Fund”) is to provide current income.
Objective, Secondary [Text Block]	A secondary investment objective of the Fund is to provide the opportunity for long-term capital appreciation.
Westwood Enhanced Alternative Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	WESTWOOD ENHANCED ALTERNATIVE INCOME ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The primary investment objective of the Westwood Enhanced Alternative Income ETF (the “Fund”) is to provide current income.
Objective, Secondary [Text Block]	A secondary investment objective of the Fund is to provide the opportunity for long-term capital appreciation.